Nature of Operations and Going Concern	6 Months Ended
Jun. 30, 2025
Nature of Operations and Going Concern [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN

1. NATURE OF OPERATIONS AND GOING CONCERN

Mainz Biomed N.V. (the “Company”) is domiciled in Netherlands. The Company’s registered office is at Robert-Koch Strasse 50, 55129 Mainz, Germany with substantially all of its operations in Germany. The Company was formed to acquire the business of Mainz Biomed Germany GmbH (f/k/a PharmGenomics GmbH (“PharmaGenomics”, “PG”)) in 2021.

We develop and sell in-vitro diagnostic (“IVD”) tests for the early detection of cancer. Our flagship ColoAlert product is being marketed and sold in European markets. We are currently developing our next generation colorectal cancer screening product and intend to launch that product in the future in the United States and in Europe. We have operated a clinical diagnostic laboratory but primarily distribute our IVD kits to third-party laboratories in Europe and through our on-line store in Germany. Since 2020 we have also been developing a IVD test for the early detection of pancreatic cancer. On March 12, 2025, the Company closed a License and Option Agreement with Liquid Bioscience, Inc. (“Liquid”) to access a portfolio of novel mRNA biomarkers for the non-invasive detection of pancreatic cancer with a blood test. Under the terms of the agreement, we have an exclusive license to develop a test using Liquid’s biomarkers with the unilateral option to acquire the exclusive global rights to the gene expression biomarkers which have demonstrated a high degree of effectiveness in detecting pancreatic cancer.

Throughout these consolidated financial statements, Mainz Biomed N.V. and its directly and indirectly wholly owned subsidiaries, Mainz Biomed USA, Inc., Mainz Biomed GmbH (f/k/a PharmGenomics GmbH) and European Oncology Lab GmbH are referred to, collectively and individually as “Mainz”, “Mainz Biomed”, or the “Company”).

Going Concern

The Company has recurring losses, accumulated deficit totaling $99.3 million and negative cash flows used in operating activities of $6.5 million as of and for the six months ended June 30, 2025. The Company also had $1.9 million of cash on hand as of June 30, 2025. These factors raise a substantial doubt as to the Company’s ability to continue as a going concern for a period that is one year from the date of these financial statements. If the Company is unable to obtain funding, the Company could be forced to delay, reduce, or eliminate its research and development, regulatory, and commercial efforts which could adversely affect its future business prospects and its ability to continue as a going concern.

Management plans to fund its cash flow needs through current cash on hand and future debt and/or equity financings which it may obtain through one or more public or private equity offerings, debt financings, government or other third-party funding, strategic alliances, or collaboration agreements. During 2022 the Company raised $24.2 million of net proceeds from common stock sales and warrant proceeds. During 2023 the Company raised $16.5 million from a combination of sale of shares and warrants as well as the issuance of convertible debt. During 2024 the Company raised $18.2 million from a combination of sale of shares and warrants as well as the issuance of convertible debt. During the first half of 2025 the Company raised $4M through the sale of units including ordinary shares and warrants. In August 2025 the Company raised an additional $3M through the sale of units including ordinary shares and warrants. For the remainder of 2025, 2026 and beyond the Company believes that it will be able to raise additional funds through a combination of the sale of ordinary shares, the sale and/or conversion of warrants, and use of the Company’s access to capital through its Controlled Equity Offering (see Note 13) and its Pre-Paid Advance Agreement (see Note 11). The Company also has the ability to defer certain costs, especially those related to clinical studies, to match financing inflows. The Company believes that its currently available cash on hand, including additional financing described above, will be sufficient to meet its planned expenditures, alleviate the substantial doubt as to the Company’s ability to continue as a going concern, and to meet the Company’s obligations for at least the one-year period following its date of consolidated financial statements.

These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities in the normal course of business. These consolidated financial statements do not reflect the adjustments to the carrying values of assets and liabilities, the reported revenues and expenses, and the statement of financial position classifications used, that would be necessary if the Company were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations. Such adjustments could be material.